Other payables and accrued liabilities (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Payroll payable	$ 103,694	¥ 728,845	¥ 814,397
Accounts payable with third parties	4,372,002	30,729,920	13,315,590
Total	$ 4,475,696	¥ 31,458,765	¥ 14,129,987